Income tax (Reconciliation of the Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Share-based compensation	8.36%	23.47%	(36.68%)
Effect on tax rates in different tax jurisdiction	(1.01%)	(15.88%)	(0.52%)
Tax incentives relating to research and development expenditure	(8.87%)	(17.00%)	5.62%
Other non-deductible expenses	0.78%	0.60%	(1.59%)
Changes in valuation allowance	(7.80%)	(38.63%)	4.87%
Effective income tax rate	16.46%	(22.44%)	(3.30%)